Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)
January 31, 2024

Number of Shares		Value
Common Stocks 75.3%
Broadline Retail 1.7%
91,400	Alibaba Group Holding Ltd. ADR	$6,596,338
50,634	Etsy, Inc.	3,370,199 *
197,237	JD.com, Inc. ADR	4,447,694
2,010	MercadoLibre, Inc.	3,440,738 *
		17,854,969
Chemicals 1.1%
29,345	Linde PLC	11,879,736
Communications Equipment 0.3%
883,906	Nokia Oyj ADR	3,182,062
Electronic Equipment, Instruments & Components 5.9%
256,801	Amphenol Corp. Class A	25,962,581 (a)
102,780	Keysight Technologies, Inc.	15,752,063 *(a)
308,888	Trimble, Inc.	15,710,044 *
25,950	Zebra Technologies Corp. Class A	6,216,322 *
		63,641,010
Entertainment 3.5%
82,925	Sea Ltd. ADR	3,162,760 *
131,350	Take-Two Interactive Software, Inc.	21,663,555 *
127,169	Universal Music Group NV	3,748,653
70,205	Walt Disney Co.	6,743,190
64,339	Warner Music Group Corp. Class A	2,347,730
		37,665,888
Health Care Equipment & Supplies 1.3%
75,918	Dexcom, Inc.	9,212,649 *
6,025	Intuitive Surgical, Inc.	2,278,775 *
63,827	Omnicell, Inc.	2,053,315 *
		13,544,739
Hotels, Restaurants & Leisure 2.2%
1,798,110	Entain PLC	21,901,686
10,436	Expedia Group, Inc.	1,547,972 *
		23,449,658
Interactive Media & Services 0.4%
258,928	ZoomInfo Technologies, Inc. Class A	4,153,205 *
IT Services 4.9%
16,306	Accenture PLC Class A	5,933,427
14,719	EPAM Systems, Inc.	4,093,501 *
68,501	Globant SA	16,153,221 *(a)
10,899	MongoDB, Inc. Class A	4,365,267 *
75,414	Snowflake, Inc. Class A	14,753,995 *
1,597,448	Thoughtworks Holding, Inc.	7,476,057 *
		52,775,468
Machinery 1.5%
13,894	Deere & Co.	5,468,401
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value
Machinery – cont'd
611,043	Epiroc AB Class A	$10,796,365
		16,264,766
Professional Services 0.5%
24,050	Verisk Analytics, Inc. Class A	5,808,797
Semiconductors & Semiconductor Equipment 25.2%
124,936	Advanced Micro Devices, Inc.	20,950,518 *(a)
66,300	Ambarella, Inc.	3,484,728 *
107,690	Analog Devices, Inc.	20,715,248 (a)
156,596	Applied Materials, Inc.	25,728,723
30,838	ASML Holding NV	26,823,509
125,394	BE Semiconductor Industries NV	18,843,995
39,480	Entegris, Inc.	4,646,796
15,662	Lam Research Corp.	12,923,813
314,413	Lattice Semiconductor Corp.	19,135,175 *
86,839	Marvell Technology, Inc.	5,879,000
20,000	Micron Technology, Inc.	1,715,000
46,500	Monolithic Power Systems, Inc.	28,026,480 (a)
45,254	NVIDIA Corp.	27,843,429
84,757	Qorvo, Inc.	8,453,663 *
38,000	QUALCOMM, Inc.	5,643,380
293,962	Rambus, Inc.	20,145,216 *
85,873	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	9,700,214
63,667	Texas Instruments, Inc.	10,194,360
		270,853,247
Software 25.3%
16,855	Adobe, Inc.	10,412,682 *
38,717	ANSYS, Inc.	12,692,594 *
1,727,273	Arctic Wolf Networks, Inc.	18,479,576 *#(b)(c)
12,074	Atlassian Corp. Class A	3,015,723 *
12,800	Autodesk, Inc.	3,248,768 *
20,899	BILL Holdings, Inc.	1,631,167 *
81,999	Cadence Design Systems, Inc.	23,653,431 *(a)
11,990	Crowdstrike Holdings, Inc. Class A	3,507,075 *
148,350	Datadog, Inc. Class A	18,460,674 *
356,647	Dynatrace, Inc.	20,328,879 *
54,600	Gitlab, Inc. Class A	3,882,606 *
1,456,020	Grammarly, Inc. Class A	26,115,029 *#(b)(c)
10,801	HubSpot, Inc.	6,599,411 *
31,338	Intuit, Inc.	19,784,620
46,966	Microsoft Corp.	18,672,742
68,456	Palo Alto Networks, Inc.	23,173,041 *
65,257	Salesforce, Inc.	18,343,090 *
35,641	ServiceNow, Inc.	27,279,621 *
23,296	Workday, Inc. Class A	6,780,767 *
23,749	Zscaler, Inc.	5,596,927 *
		271,658,423
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value
Wireless Telecommunication Services 1.5%
99,724	T-Mobile U.S., Inc.	$16,078,501

Total Common Stocks (Cost $776,714,990)		808,810,469
Preferred Stocks 10.0%
Entertainment 2.4%
219,568	A24 Films LLC(d)	25,827,784 *#(b)(c)
Internet 3.5%
29,000	Fabletics LLC, Series G	32,662,700 *#(b)(c)
103,937	Savage X, Inc., Series C	4,756,157 *#(b)(c)
		37,418,857
IT Services 0.0%(e)
1,009,513	Cybereason, Inc., Series F	464,376 *#(b)(c)
Software 4.1%
27,042	Celonis SE, Series D	8,641,541 *#(b)(c)
451,510	Grammarly, Inc., Series 3	13,177,396 *#(b)(c)
1,393,993	Videoamp, Inc., Series F1	21,997,210 *#(b)(c)
		43,816,147
Total Preferred Stocks (Cost $107,834,415)		107,527,164
Principal Amount
Convertible Bonds 0.8%
Semiconductors & Semiconductor Equipment 0.3%
$5,164,000	Wolfspeed, Inc., 1.88%, due 12/1/2029	2,969,300
Software 0.5%
5,000	Arctic Wolf Networks, Inc., 0.00% Cash/3% PIK, due 9/29/2027	5,167,500 #(b)(c)(f)
Total Convertible Bonds (Cost $9,541,167)		8,136,800
Number of Shares

Short-Term Investments 15.3%
Investment Companies 15.3%
164,769,319	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.30%(g) (Cost $164,769,319)	164,769,319
Total Investments 101.4% (Cost $1,058,859,891)		1,089,243,752
Liabilities Less Other Assets (1.4)%		(14,963,121)(h)
Net Assets Applicable to Common Stockholders 100.0%		$1,074,280,631

*	Non-income producing security.
(a)	All or a portion of this security is pledged as collateral for options written.
(b)	Value determined using significant unobservable inputs.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
(c)
Security fair valued as of January 31, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at January 31, 2024 amounted to $157,289,269, which represents 14.6% of net assets applicable to common stockholders of the Fund.

(d)	Security represented in Units.
(e)	Represents less than 0.05% of net assets applicable to common stockholders of the Fund.
(f)	Payment-in-kind (PIK) security.
(g)	Represents 7-day effective yield as of January 31, 2024.
(h)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2024.
#  This security is subject to restrictions on resale. Total value of all such securities at January 31, 2024 amounted to $157,289,269, which represents 14.6% of net assets applicable to common stockholders of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 1/31/2024	Fair Value Percentage of Net Assets Applicable to Common Stockholders as of 1/31/2024
A24 Films LLC (Preferred Units)	2/25/2022	$25,000,012	$25,827,784	2.4%
Arctic Wolf Networks, Inc.	12/31/2021	19,000,003	18,479,576	1.7%
Arctic Wolf Networks, Inc. (Convertible Bonds)	9/30/2022	5,000,000	5,167,500	0.5%
Celonis SE (Series D Preferred Shares)	10/5/2022	9,999,477	8,641,541	0.8%
Cybereason, Inc. (Series F Preferred Shares)	7/13/2021	5,000,000	464,376	0.0%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	29,000,000	32,662,700	3.1%
Grammarly, Inc. (Series 3 Preferred Shares)	12/23/2021	11,834,935	13,177,396	1.2%
Grammarly, Inc. Class A	12/23/2021	38,165,051	26,115,029	2.4%
Savage X, Inc. (Series C Preferred Shares)	11/30/2021	4,999,993	4,756,157	0.4%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	21,999,998	21,997,210	2.1%
Total		$169,999,469	$157,289,269	14.6%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets Applicable to Common Stockholders
United States	$811,830,419	75.6%
Netherlands	49,416,157	4.6%
United Kingdom	21,901,686	2.1%
China	11,044,032	1.0%
Sweden	10,796,365	1.0%
Taiwan	9,700,214	0.9%
Brazil	3,440,738	0.3%
Finland	3,182,062	0.3%
Singapore	3,162,760	0.3%
Short-Term Investments and Other Liabilities—Net	149,806,198	13.9%
	$1,074,280,631	100.0%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Derivative Instruments
Written option contracts ("options written")
At January 31, 2024, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Broadline Retail
Alibaba Group Holding Ltd.	35	$(252,595)	$75	2/16/2024	$(6,335)
Alibaba Group Holding Ltd.	29	(209,293)	95	2/16/2024	(203)
Alibaba Group Holding Ltd.	61	(440,237)	85	3/15/2024	(5,704)
Alibaba Group Holding Ltd.	28	(202,076)	90	3/15/2024	(1,372)
Alibaba Group Holding Ltd.	86	(620,662)	95	3/15/2024	(2,451)
Alibaba Group Holding Ltd.	39	(281,463)	75	7/19/2024	(27,105)
Alibaba Group Holding Ltd.	34	(245,378)	85	7/19/2024	(12,495)
Etsy, Inc.	34	(226,304)	85	6/21/2024	(11,985)
Etsy, Inc.	39	(259,584)	75	9/20/2024	(31,395)
JD.com, Inc.	93	(209,715)	27.5	3/15/2024	(4,464)
JD.com, Inc.	168	(378,840)	32.5	3/15/2024	(2,436)
JD.com, Inc.	160	(360,800)	35	3/15/2024	(1,920)
JD.com, Inc.	95	(214,225)	30	6/21/2024	(7,315)
JD.com, Inc.	121	(272,855)	24	9/20/2024	(36,905)
MercadoLibre, Inc.	2	(342,362)	1,680	2/16/2024	(13,280)
MercadoLibre, Inc.	2	(342,362)	1,400	3/15/2024	(66,880)
MercadoLibre, Inc.	2	(342,362)	1,460	3/15/2024	(55,830)
MercadoLibre, Inc.	2	(342,362)	1,650	7/19/2024	(45,750)
MercadoLibre, Inc.	2	(342,362)	1,830	7/19/2024	(28,240)
					(362,065)
Chemicals
Linde PLC	7	(283,381)	410	4/19/2024	(8,260)
Linde PLC	25	(1,012,075)	425	4/19/2024	(14,125)
Linde PLC	6	(242,898)	430	4/19/2024	(2,550)
Linde PLC	7	(283,381)	445	7/19/2024	(4,340)
Linde PLC	6	(242,898)	450	7/19/2024	(3,180)
					(32,455)
Electronic Equipment, Instruments & Components
Amphenol Corp.	116	(1,172,760)	90	4/19/2024	(139,200)
Amphenol Corp.	59	(596,490)	95	4/19/2024	(44,545)
Amphenol Corp.	55	(556,050)	105	7/19/2024	(21,450)
Keysight Technologies, Inc.	59	(904,234)	135	2/16/2024	(110,920)
Keysight Technologies, Inc.	95	(1,455,970)	145	2/16/2024	(85,975)
Keysight Technologies, Inc.	35	(536,410)	165	8/16/2024	(31,325)
Trimble, Inc.	177	(900,222)	45	2/16/2024	(110,625)
Trimble, Inc.	55	(279,730)	50	2/16/2024	(12,925)
Trimble, Inc.	198	(1,007,028)	55	2/16/2024	(8,415)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Electronic Equipment, Instruments & Components (cont’d)
Trimble, Inc.	47	$(239,042)	$60	2/16/2024	$(517)
Trimble, Inc.	105	(534,030)	55	8/16/2024	(33,075)
Zebra Technologies Corp.	12	(287,460)	220	2/16/2024	(28,620)
Zebra Technologies Corp.	33	(790,515)	250	2/16/2024	(21,780)
Zebra Technologies Corp.	20	(479,100)	280	2/16/2024	(2,300)
Zebra Technologies Corp.	10	(239,550)	290	2/16/2024	(575)
Zebra Technologies Corp.	11	(263,505)	270	8/16/2024	(20,790)
Zebra Technologies Corp.	10	(239,550)	280	8/16/2024	(15,300)
					(688,337)
Entertainment
Sea Ltd.	57	(217,398)	50	2/16/2024	(513)
Sea Ltd.	58	(221,212)	45	3/15/2024	(11,310)
Sea Ltd.	67	(255,538)	45	6/21/2024	(26,967)
Take-Two Interactive Software, Inc.	16	(263,888)	160	2/16/2024	(14,040)
Take-Two Interactive Software, Inc.	36	(593,748)	150	3/15/2024	(63,900)
Take-Two Interactive Software, Inc.	68	(1,121,524)	160	3/15/2024	(70,720)
Take-Two Interactive Software, Inc.	16	(263,888)	175	6/21/2024	(14,080)
Take-Two Interactive Software, Inc.	17	(280,381)	175	9/20/2024	(22,100)
Walt Disney Co.	28	(268,940)	95	2/16/2024	(10,640)
Walt Disney Co.	89	(854,845)	90	3/15/2024	(72,980)
Walt Disney Co.	58	(557,090)	100	7/19/2024	(35,525)
					(342,775)
Health Care Equipment & Supplies
Dexcom, Inc.	30	(364,050)	90	2/16/2024	(95,850)
Dexcom, Inc.	22	(266,970)	120	2/16/2024	(14,410)
Dexcom, Inc.	27	(327,645)	100	3/15/2024	(61,560)
Dexcom, Inc.	76	(922,260)	105	3/15/2024	(142,880)
Dexcom, Inc.	48	(582,480)	115	3/15/2024	(54,960)
Dexcom, Inc.	22	(266,970)	130	6/21/2024	(21,230)
Dexcom, Inc.	21	(254,835)	140	9/20/2024	(20,370)
Intuitive Surgical, Inc.	8	(302,576)	355	7/19/2024	(39,680)
Intuitive Surgical, Inc.	7	(264,754)	400	7/19/2024	(18,060)
Omnicell, Inc.	39	(125,463)	70	2/16/2024	—(a)(b)
					(469,000)
Hotels, Restaurants & Leisure
Expedia Group, Inc.	25	(370,825)	105	3/15/2024	(112,000)
Expedia Group, Inc.	24	(355,992)	110	3/15/2024	(95,760)
Expedia Group, Inc.	47	(697,151)	120	3/15/2024	(143,585)
					(351,345)
Interactive Media & Services
ZoomInfo Technologies, Inc.	172	(275,888)	15	2/16/2024	(27,950)
ZoomInfo Technologies, Inc.	154	(247,016)	17.5	4/19/2024	(16,170)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Interactive Media & Services (cont’d)
ZoomInfo Technologies, Inc.	173	$(277,492)	$17.5	7/19/2024	$(31,572)
ZoomInfo Technologies, Inc.	152	(243,808)	20	7/19/2024	(16,340)
					(92,032)
IT Services
Accenture PLC	8	(291,104)	335	2/16/2024	(24,040)
Accenture PLC	16	(582,208)	345	2/16/2024	(33,120)
Accenture PLC	8	(291,104)	355	2/16/2024	(9,320)
Accenture PLC	8	(291,104)	375	8/16/2024	(16,400)
Accenture PLC	7	(254,716)	390	8/16/2024	(9,765)
EPAM Systems, Inc.	10	(278,110)	250	4/19/2024	(38,600)
EPAM Systems, Inc.	9	(250,299)	280	4/19/2024	(17,955)
EPAM Systems, Inc.	19	(528,409)	290	4/19/2024	(26,505)
EPAM Systems, Inc.	9	(250,299)	310	7/19/2024	(15,615)
EPAM Systems, Inc.	9	(250,299)	330	7/19/2024	(10,710)
Globant SA	15	(353,715)	185	2/16/2024	(77,625)
Globant SA	28	(660,268)	190	2/16/2024	(131,180)
Globant SA	13	(306,553)	195	2/16/2024	(54,665)
Globant SA	26	(613,106)	210	2/16/2024	(72,670)
Globant SA	25	(589,525)	220	2/16/2024	(50,000)
Globant SA	11	(259,391)	230	2/16/2024	(14,685)
Globant SA	24	(565,944)	250	8/16/2024	(56,760)
Snowflake, Inc.	16	(313,024)	175	2/16/2024	(36,200)
Snowflake, Inc.	14	(273,896)	195	2/16/2024	(11,795)
Snowflake, Inc.	17	(332,588)	155	3/15/2024	(75,012)
Snowflake, Inc.	16	(313,024)	165	3/15/2024	(56,640)
Snowflake, Inc.	31	(606,484)	175	3/15/2024	(85,715)
Snowflake, Inc.	31	(606,484)	180	3/15/2024	(74,477)
Snowflake, Inc.	14	(273,896)	200	6/21/2024	(31,780)
Snowflake, Inc.	14	(273,896)	210	8/16/2024	(31,080)
Thoughtworks Holding, Inc.	1,732	(810,576)	5	4/19/2024	(69,280)
Thoughtworks Holding, Inc.	1,157	(541,476)	5	7/19/2024	(57,850)
					(1,189,444)
Machinery
Deere & Co.	6	(236,148)	410	3/15/2024	(5,550)
Deere & Co.	6	(236,148)	420	3/15/2024	(3,690)
Deere & Co.	7	(275,506)	440	6/21/2024	(7,018)
Deere & Co.	7	(275,506)	420	9/20/2024	(17,027)
					(33,285)
Professional Services
Verisk Analytics, Inc.	11	(265,683)	250	3/15/2024	(4,730)
Verisk Analytics, Inc.	10	(241,530)	260	3/15/2024	(1,725)
Verisk Analytics, Inc.	31	(748,743)	270	3/15/2024	(3,023)
Verisk Analytics, Inc.	11	(265,683)	260	6/21/2024	(7,315)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Professional Services (cont’d)
Verisk Analytics, Inc.	11	$(265,683)	$260	9/20/2024	$(11,550)
					(28,343)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	23	(385,687)	115	2/16/2024	(122,705)
Advanced Micro Devices, Inc.	22	(368,918)	120	2/16/2024	(106,370)
Advanced Micro Devices, Inc.	25	(419,225)	105	3/15/2024	(159,812)
Advanced Micro Devices, Inc.	69	(1,157,061)	120	3/15/2024	(336,892)
Advanced Micro Devices, Inc.	42	(704,298)	125	3/15/2024	(186,165)
Advanced Micro Devices, Inc.	19	(318,611)	150	7/19/2024	(59,517)
Advanced Micro Devices, Inc.	16	(268,304)	180	7/19/2024	(26,240)
Ambarella, Inc.	51	(268,056)	50	2/16/2024	(17,595)
Ambarella, Inc.	48	(252,288)	55	2/16/2024	(4,800)
Ambarella, Inc.	47	(247,032)	57.5	2/16/2024	(2,233)
Ambarella, Inc.	45	(236,520)	60	2/16/2024	(1,013)
Ambarella, Inc.	46	(241,776)	62.5	6/21/2024	(17,020)
Ambarella, Inc.	49	(257,544)	60	8/16/2024	(26,460)
Analog Devices, Inc.	14	(269,304)	190	2/16/2024	(8,330)
Analog Devices, Inc.	15	(288,540)	180	3/15/2024	(24,150)
Analog Devices, Inc.	29	(557,844)	185	3/15/2024	(35,235)
Analog Devices, Inc.	14	(269,304)	190	3/15/2024	(12,390)
Analog Devices, Inc.	29	(557,844)	195	3/15/2024	(18,125)
Analog Devices, Inc.	14	(269,304)	210	6/21/2024	(8,820)
Analog Devices, Inc.	14	(269,304)	210	9/20/2024	(14,070)
Applied Materials, Inc.	17	(279,310)	155	2/16/2024	(19,635)
Applied Materials, Inc.	18	(295,740)	150	3/15/2024	(31,545)
Applied Materials, Inc.	35	(575,050)	155	3/15/2024	(48,475)
Applied Materials, Inc.	68	(1,117,240)	160	3/15/2024	(72,080)
Applied Materials, Inc.	17	(279,310)	165	7/19/2024	(28,007)
Applied Materials, Inc.	17	(279,310)	175	7/19/2024	(20,060)
ASML Holding NV	4	(347,928)	640	2/16/2024	(92,220)
ASML Holding NV	4	(347,928)	660	2/16/2024	(84,260)
ASML Holding NV	8	(695,856)	680	2/16/2024	(152,520)
ASML Holding NV	4	(347,928)	700	2/16/2024	(68,680)
ASML Holding NV	11	(956,802)	710	2/16/2024	(175,945)
ASML Holding NV	4	(347,928)	770	7/19/2024	(56,620)
ASML Holding NV	4	(347,928)	800	7/19/2024	(48,560)
Entegris, Inc.	28	(329,560)	95	2/16/2024	(64,960)
Entegris, Inc.	27	(317,790)	97.5	2/16/2024	(55,350)
Entegris, Inc.	26	(306,020)	105	2/16/2024	(38,740)
Entegris, Inc.	25	(294,250)	110	2/16/2024	(25,750)
Entegris, Inc.	24	(282,480)	120	7/19/2024	(31,920)
Entegris, Inc.	23	(270,710)	125	8/16/2024	(27,715)
Lam Research Corp.	4	(330,068)	740	2/16/2024	(35,450)
Lam Research Corp.	4	(330,068)	675	3/15/2024	(62,450)
Lam Research Corp.	4	(330,068)	690	3/15/2024	(56,790)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Semiconductors & Semiconductor Equipment (cont’d)
Lam Research Corp.	4	$(330,068)	$695	3/15/2024	$(54,860)
Lam Research Corp.	7	(577,619)	725	3/15/2024	(77,647)
Lam Research Corp.	8	(660,136)	730	3/15/2024	(85,180)
Lam Research Corp.	4	(330,068)	810	7/19/2024	(35,940)
Lam Research Corp.	3	(247,551)	860	7/19/2024	(19,695)
Lattice Semiconductor Corp.	173	(1,052,878)	60	3/15/2024	(88,230)
Lattice Semiconductor Corp.	31	(188,666)	85	3/15/2024	(1,938)
Lattice Semiconductor Corp.	29	(176,494)	90	3/15/2024	(1,160)
Lattice Semiconductor Corp.	57	(346,902)	100	3/15/2024	(2,280)(a)(b)
Lattice Semiconductor Corp.	81	(492,966)	70	8/16/2024	(45,360)
Marvell Technology, Inc.	50	(338,500)	52.5	2/16/2024	(77,125)
Marvell Technology, Inc.	48	(324,960)	55	2/16/2024	(61,440)
Marvell Technology, Inc.	47	(318,190)	57.5	2/16/2024	(48,997)
Marvell Technology, Inc.	45	(304,650)	60	2/16/2024	(35,887)
Marvell Technology, Inc.	46	(311,420)	62.5	7/19/2024	(52,440)
Marvell Technology, Inc.	38	(257,260)	75	8/16/2024	(24,795)
Monolithic Power Systems, Inc.	5	(301,360)	490	3/15/2024	(59,850)
Monolithic Power Systems, Inc.	5	(301,360)	520	3/15/2024	(46,775)
Monolithic Power Systems, Inc.	11	(662,992)	530	3/15/2024	(94,600)
Monolithic Power Systems, Inc.	9	(542,448)	560	3/15/2024	(57,600)
Monolithic Power Systems, Inc.	5	(301,360)	570	3/15/2024	(28,500)
Monolithic Power Systems, Inc.	4	(241,088)	640	8/16/2024	(26,020)
Monolithic Power Systems, Inc.	4	(241,088)	660	8/16/2024	(23,580)
NVIDIA Corp.	6	(369,162)	475	2/16/2024	(85,065)
NVIDIA Corp.	5	(307,635)	500	2/16/2024	(58,487)
NVIDIA Corp.	6	(369,162)	465	3/15/2024	(93,240)
NVIDIA Corp.	5	(307,635)	475	3/15/2024	(72,675)
NVIDIA Corp.	11	(676,797)	500	3/15/2024	(134,887)
NVIDIA Corp.	10	(615,270)	520	3/15/2024	(104,825)
NVIDIA Corp.	5	(307,635)	525	7/19/2024	(64,575)
NVIDIA Corp.	5	(307,635)	630	8/16/2024	(37,275)
Qorvo, Inc.	29	(289,246)	90	2/16/2024	(31,610)
Qorvo, Inc.	79	(787,946)	100	2/16/2024	(30,415)
Qorvo, Inc.	52	(518,648)	105	2/16/2024	(10,270)
Qorvo, Inc.	50	(498,700)	115	8/16/2024	(25,000)
QUALCOMM, Inc.	20	(297,020)	135	2/16/2024	(29,250)
QUALCOMM, Inc.	20	(297,020)	130	3/15/2024	(40,000)
QUALCOMM, Inc.	19	(282,169)	150	7/19/2024	(23,180)
QUALCOMM, Inc.	19	(282,169)	160	7/19/2024	(15,010)
Rambus, Inc.	46	(315,238)	57.5	2/16/2024	(53,360)
Rambus, Inc.	44	(301,532)	60	2/16/2024	(41,580)
Rambus, Inc.	129	(884,037)	65	2/16/2024	(72,240)
Rambus, Inc.	117	(801,801)	67.5	2/16/2024	(48,555)
Rambus, Inc.	40	(274,120)	72.5	8/16/2024	(34,400)
Rambus, Inc.	39	(267,267)	75	8/16/2024	(30,030)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Semiconductors & Semiconductor Equipment (cont’d)
Taiwan Semiconductor Manufacturing Co. Ltd.	55	$(621,280)	$100	2/16/2024	$(73,425)
Taiwan Semiconductor Manufacturing Co. Ltd.	29	(327,584)	95	3/15/2024	(54,882)
Taiwan Semiconductor Manufacturing Co. Ltd.	81	(914,976)	100	3/15/2024	(115,425)
Taiwan Semiconductor Manufacturing Co. Ltd.	51	(576,096)	105	3/15/2024	(50,745)
Taiwan Semiconductor Manufacturing Co. Ltd.	26	(293,696)	110	7/19/2024	(28,405)
Taiwan Semiconductor Manufacturing Co. Ltd.	24	(271,104)	120	7/19/2024	(14,820)
Texas Instruments, Inc.	16	(256,192)	165	2/16/2024	(2,464)
Texas Instruments, Inc.	34	(544,408)	155	3/15/2024	(30,090)
Texas Instruments, Inc.	16	(256,192)	160	4/19/2024	(12,760)
Texas Instruments, Inc.	15	(240,180)	175	4/19/2024	(3,285)
Texas Instruments, Inc.	31	(496,372)	180	4/19/2024	(3,891)
Texas Instruments, Inc.	16	(256,192)	180	7/19/2024	(6,440)
Texas Instruments, Inc.	16	(256,192)	185	7/19/2024	(4,456)
					(5,072,590)
Software
Adobe, Inc.	5	(308,890)	580	2/16/2024	(21,575)
Adobe, Inc.	5	(308,890)	540	3/15/2024	(43,587)
Adobe, Inc.	5	(308,890)	625	7/19/2024	(28,375)
Adobe, Inc.	4	(247,112)	655	7/19/2024	(17,170)
ANSYS, Inc.	9	(295,047)	290	4/19/2024	(38,520)
ANSYS, Inc.	17	(557,311)	310	4/19/2024	(43,435)
ANSYS, Inc.	8	(262,264)	330	4/19/2024	(10,920)
ANSYS, Inc.	16	(524,528)	340	4/19/2024	(14,560)
ANSYS, Inc.	50	(1,639,150)	340	6/21/2024	(65,750)
ANSYS, Inc.	60	(1,966,980)	330	7/19/2024	(123,000)
ANSYS, Inc.	8	(262,264)	360	7/19/2024	(6,920)
ANSYS, Inc.	8	(262,264)	380	7/19/2024	(2,920)
Atlassian Corp.	13	(324,701)	200	3/15/2024	(70,590)
Atlassian Corp.	12	(299,724)	220	3/15/2024	(45,420)
Atlassian Corp.	24	(599,448)	230	3/15/2024	(73,200)
Atlassian Corp.	12	(299,724)	240	6/21/2024	(45,180)
Atlassian Corp.	11	(274,747)	260	9/20/2024	(39,710)
Autodesk, Inc.	24	(609,144)	220	4/19/2024	(93,960)
Autodesk, Inc.	11	(279,191)	250	7/19/2024	(29,260)
Autodesk, Inc.	11	(279,191)	270	7/19/2024	(18,260)
Cadence Design Systems, Inc.	11	(317,306)	250	2/16/2024	(43,615)
Cadence Design Systems, Inc.	41	(1,182,686)	270	2/16/2024	(89,995)
Cadence Design Systems, Inc.	10	(288,460)	275	2/16/2024	(17,500)
Cadence Design Systems, Inc.	19	(548,074)	280	2/16/2024	(24,985)
Cadence Design Systems, Inc.	10	(288,460)	285	8/16/2024	(31,350)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Software (cont’d)
Cadence Design Systems, Inc.	10	$(288,460)	$305	8/16/2024	$(21,200)
Crowdstrike Holdings, Inc.	11	(321,750)	240	2/16/2024	(59,207)
Crowdstrike Holdings, Inc.	9	(263,250)	310	7/19/2024	(25,762)
Datadog, Inc.	22	(273,768)	120	2/16/2024	(22,165)
Datadog, Inc.	30	(373,320)	87.5	3/15/2024	(115,500)
Datadog, Inc.	47	(584,868)	115	3/15/2024	(70,970)
Datadog, Inc.	28	(348,432)	97.5	4/19/2024	(83,580)
Datadog, Inc.	52	(647,088)	110	4/19/2024	(104,520)
Datadog, Inc.	23	(286,212)	125	7/19/2024	(37,835)
Datadog, Inc.	21	(261,324)	140	7/19/2024	(22,890)
Dynatrace, Inc.	106	(604,200)	50	2/16/2024	(77,380)
Dynatrace, Inc.	157	(894,900)	52.5	2/16/2024	(74,575)
Dynatrace, Inc.	97	(552,900)	55	2/16/2024	(32,980)
Dynatrace, Inc.	47	(267,900)	57.5	2/16/2024	(10,928)
Dynatrace, Inc.	50	(285,000)	57.5	8/16/2024	(32,250)
Dynatrace, Inc.	47	(267,900)	62.5	8/16/2024	(19,975)
Gitlab, Inc.	48	(341,328)	55	2/16/2024	(78,720)
Gitlab, Inc.	56	(398,216)	47	4/19/2024	(141,960)
Gitlab, Inc.	44	(312,884)	65	7/19/2024	(66,880)
Gitlab, Inc.	41	(291,551)	70	8/16/2024	(55,965)
HubSpot, Inc.	6	(366,600)	460	3/15/2024	(93,960)
HubSpot, Inc.	10	(611,000)	530	3/15/2024	(94,350)
HubSpot, Inc.	10	(611,000)	580	3/15/2024	(56,850)
HubSpot, Inc.	5	(305,500)	590	6/21/2024	(40,500)
HubSpot, Inc.	5	(305,500)	630	9/20/2024	(40,925)
Intuit, Inc.	5	(315,665)	550	4/19/2024	(47,100)
Intuit, Inc.	5	(315,665)	560	4/19/2024	(42,850)
Intuit, Inc.	9	(568,197)	580	4/19/2024	(63,360)
Intuit, Inc.	9	(568,197)	600	4/19/2024	(48,600)
Intuit, Inc.	4	(252,532)	650	7/19/2024	(18,540)
Intuit, Inc.	4	(252,532)	670	7/19/2024	(14,960)
Microsoft Corp.	8	(318,064)	360	2/16/2024	(31,080)
Microsoft Corp.	7	(278,306)	380	2/16/2024	(14,123)
Microsoft Corp.	8	(318,064)	345	3/15/2024	(44,340)
Microsoft Corp.	15	(596,370)	370	3/15/2024	(48,675)
Microsoft Corp.	7	(278,306)	385	3/15/2024	(14,438)
Microsoft Corp.	14	(556,612)	390	3/15/2024	(24,115)
Microsoft Corp.	7	(278,306)	410	7/19/2024	(15,803)
Microsoft Corp.	7	(278,306)	430	8/16/2024	(12,478)
Palo Alto Networks, Inc.	10	(338,510)	270	2/16/2024	(69,950)
Palo Alto Networks, Inc.	9	(304,659)	300	2/16/2024	(36,900)
Palo Alto Networks, Inc.	11	(372,361)	250	3/15/2024	(100,237)
Palo Alto Networks, Inc.	40	(1,354,040)	270	3/15/2024	(290,400)
Palo Alto Networks, Inc.	9	(304,659)	280	3/15/2024	(57,262)
Palo Alto Networks, Inc.	9	(304,659)	310	6/21/2024	(47,295)
Palo Alto Networks, Inc.	8	(270,808)	370	9/20/2024	(26,620)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Software (cont’d)
Salesforce, Inc.	12	$(337,308)	$220	2/16/2024	$(74,160)
Salesforce, Inc.	12	(337,308)	230	2/16/2024	(62,250)
Salesforce, Inc.	23	(646,507)	240	2/16/2024	(96,197)
Salesforce, Inc.	10	(281,090)	260	2/16/2024	(22,475)
Salesforce, Inc.	35	(983,815)	230	3/15/2024	(187,600)
Salesforce, Inc.	10	(281,090)	280	8/16/2024	(28,675)
Salesforce, Inc.	10	(281,090)	300	8/16/2024	(19,225)
ServiceNow, Inc.	4	(306,160)	600	2/16/2024	(67,260)
ServiceNow, Inc.	4	(306,160)	620	2/16/2024	(59,080)
ServiceNow, Inc.	9	(688,860)	650	2/16/2024	(106,110)
ServiceNow, Inc.	4	(306,160)	720	2/16/2024	(20,360)
ServiceNow, Inc.	4	(306,160)	670	3/15/2024	(41,620)
ServiceNow, Inc.	8	(612,320)	690	3/15/2024	(67,720)
ServiceNow, Inc.	4	(306,160)	740	6/21/2024	(31,720)
ServiceNow, Inc.	4	(306,160)	810	8/16/2024	(23,700)
Workday, Inc.	11	(320,177)	230	3/15/2024	(70,345)
Workday, Inc.	9	(261,963)	280	3/15/2024	(19,125)
Workday, Inc.	10	(291,070)	290	6/21/2024	(27,000)
Workday, Inc.	9	(261,963)	310	9/20/2024	(23,152)
Zscaler, Inc.	16	(377,072)	165	2/16/2024	(114,121)
Zscaler, Inc.	47	(1,107,649)	175	2/16/2024	(288,228)
Zscaler, Inc.	15	(353,505)	180	2/16/2024	(84,263)
Zscaler, Inc.	13	(306,371)	200	2/16/2024	(47,386)
Zscaler, Inc.	12	(282,804)	230	7/19/2024	(40,771)
Zscaler, Inc.	12	(282,804)	250	8/16/2024	(31,471)
					(5,244,724)
Wireless Telecommunication Services
T-Mobile U.S., Inc.	105	(1,692,915)	155	2/16/2024	(73,500)
T-Mobile U.S., Inc.	33	(532,059)	160	2/16/2024	(10,461)
T-Mobile U.S., Inc.	32	(515,936)	180	8/16/2024	(9,936)
					(93,897)
Total calls					$(14,000,292)
Puts
Broadline Retail
Alibaba Group Holding Ltd.	35	(252,595)	70	2/16/2024	(6,160)
JD.com, Inc.	96	(216,480)	25	3/15/2024	(31,200)
MercadoLibre, Inc.	2	(342,362)	1,520	2/16/2024	(525)
					(37,885)
Electronic Equipment, Instruments & Components
Keysight Technologies, Inc.	19	(291,194)	130	2/16/2024	—(a)(b)
Trimble, Inc.	55	(279,730)	45	2/16/2024	(1,238)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Electronic Equipment, Instruments & Components (cont’d)
Zebra Technologies Corp.	11	$(263,505)	$230	2/16/2024	$(6,380)
					(7,618)
Entertainment
NetEase, Inc.	200	(1,952,800)	90	3/15/2024	(50,499)
Take-Two Interactive Software, Inc.	16	(263,888)	145	2/16/2024	(936)
Walt Disney Co.	28	(268,940)	85	2/16/2024	(1,568)
Walt Disney Co.	200	(1,921,000)	95	3/15/2024	(64,999)
					(118,002)
Health Care Equipment & Supplies
Dexcom, Inc.	22	(266,970)	110	2/16/2024	(3,685)
Interactive Media & Services
ZoomInfo Technologies, Inc.	172	(275,888)	15	2/16/2024	(9,890)
IT Services
Accenture PLC	8	(291,104)	320	2/16/2024	(400)
Globant SA	11	(259,391)	210	2/16/2024	(2,723)
Snowflake, Inc.	14	(273,896)	175	2/16/2024	(1,938)
					(5,061)
Machinery
Deere & Co.	7	(275,506)	350	3/15/2024	(1,844)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	22	(368,918)	110	2/16/2024	(33)
Ambarella, Inc.	45	(236,520)	52.5	2/16/2024	(8,213)
Analog Devices, Inc.	14	(269,304)	170	2/16/2024	(280)
Applied Materials, Inc.	17	(279,310)	140	2/16/2024	(451)
ASML Holding NV	4	(347,928)	650	2/16/2024	(60)
Entegris, Inc.	24	(282,480)	100	2/16/2024	(1,800)
Lam Research Corp.	4	(330,068)	670	2/16/2024	(214)
Lattice Semiconductor Corp.	43	(261,698)	55	3/15/2024	(8,278)
Marvell Technology, Inc.	50	(338,500)	47.5	2/16/2024	(100)(a)(b)
Monolithic Power Systems, Inc.	5	(301,360)	520	3/15/2024	(3,875)
NVIDIA Corp.	6	(369,162)	430	2/16/2024	(39)
Qorvo, Inc.	26	(259,324)	92.5	2/16/2024	(3,120)
QUALCOMM, Inc.	20	(297,020)	120	2/16/2024	(140)
Rambus, Inc.	40	(274,120)	60	2/16/2024	(2,900)
Taiwan Semiconductor Manufacturing Co. Ltd.	27	(304,992)	90	2/16/2024	(122)
Texas Instruments, Inc.	16	(256,192)	145	2/16/2024	(304)
					(29,929)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Software
Adobe, Inc.	25	$(1,544,450)	$570	2/16/2024	$(4,937)
Atlassian Corp.	14	(349,678)	180	3/15/2024	(1,960)
Cadence Design Systems, Inc.	10	(288,460)	245	2/16/2024	(700)
Crowdstrike Holdings, Inc.	11	(321,750)	220	2/16/2024	(99)
Datadog, Inc.	22	(273,768)	110	2/16/2024	(4,906)
Dynatrace, Inc.	47	(267,900)	52.5	2/16/2024	(3,290)
Gitlab, Inc.	48	(341,328)	50	2/16/2024	(671)
HubSpot, Inc.	5	(305,500)	480	3/15/2024	(2,088)
Microsoft Corp.	7	(278,306)	345	2/16/2024	(130)
Palo Alto Networks, Inc.	9	(304,659)	270	2/16/2024	(216)
Salesforce, Inc.	10	(281,090)	240	2/16/2024	(155)
ServiceNow, Inc.	4	(306,160)	650	2/16/2024	(140)
Zscaler, Inc.	13	(306,371)	185	2/16/2024	(124)
					(19,416)
Wireless Telecommunication Services
T-Mobile U.S., Inc.	17	(274,091)	145	2/16/2024	(230)
Total puts					$(233,560)
Total options written (premium received $7,800,784)					$(14,233,852)

(a)	Value determined using significant unobservable inputs.
(b)	Security fair valued as of January 31, 2024 in accordance with procedures approved by the valuation designee.
At January 31, 2024, the Fund had securities pledged in the amount of $111,489,450 to cover collateral requirements for options written.
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Entertainment	$33,917,235	$3,748,653	$—	$37,665,888
Hotels, Restaurants & Leisure	1,547,972	21,901,686	—	23,449,658
Machinery	5,468,401	10,796,365	—	16,264,766
Semiconductors & Semiconductor Equipment	252,009,252	18,843,995	—	270,853,247
Software	227,063,818	—	44,594,605	271,658,423
Other Common Stocks#	188,918,487	—	—	188,918,487
Total Common Stocks	708,925,165	55,290,699	44,594,605	808,810,469
Preferred Stocks#	—	—	107,527,164	107,527,164
Convertible Bonds
Software	—	—	5,167,500	5,167,500
Other Convertible Bonds#	—	2,969,300	—	2,969,300
Total Convertible Bonds	—	2,969,300	5,167,500	8,136,800
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Short-Term Investments	$—	$164,769,319	$—	$164,769,319
Total Investments	$708,925,165	$223,029,318	$157,289,269	$1,089,243,752

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2024
Investments in Securities:
Common Stocks(1)	$44,595	$—	$—	$—	$—	$—	$—	$—	$44,595	$—
Preferred Stocks(1)	109,827	—	—	(2,300)	—	—	—	—	107,527	(2,300)
Convertible Bonds(1)	5,167	—	—	—	—	—	—	—	5,167	—
Total	$159,589	$—	$—	$(2,300)	$—	$—	$—	$—	$157,289	$(2,300)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 1/31/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$44,594,605	Market Approach	Enterprise value/Revenue multiple(c) (EV/Revenue)	10.5x - 11.9x	11.1x	Increase
Common Stocks		Market Approach	Discount Rate	4.9% - 5.1%	5.0%	Decrease
Common Stocks		Market Approach	Term (Years)	2.2 - 3.2	2.6	Increase
Common Stocks		Market Approach	Expected Volatility	65% - 80%	73.2%	Increase
Preferred Stocks	81,235,004	Market Approach	Enterprise value/Revenue multiple(c) (EV/Revenue)	2.8x - 13.0x	6.3x	Increase
Preferred Stocks		Market Approach	Discount Rate	0.3% - 5.4%	5.1%	Decrease
Preferred Stocks		Market Approach	Term (Years)	1.2 - 3.2	1.4	Increase
Preferred Stocks		Market Approach	Expected Volatility	55% - 70%	61.1%	Increase
Preferred Stocks	464,376	Market Approach	Transaction Price	$0.46	$0.46	Increase
Convertible Bonds	5,167,500	Income Approach	Credit Yield Spread	4.9%	4.9%	Decrease
Preferred Units	25,827,784	Market Approach	Enterprise value/Revenue multiple(c) (EV/Revenue)	2.5x	2.5x	Increase
Preferred Units		Market Approach	Discount Rate	4.9%	4.9%	Decrease
Preferred Units		Market Approach	Term (Years)	3.3	3.3	Increase
Preferred Units		Market Approach	Expected Volatility	20.0%	20.0%	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3(a)	Total
Options Written
Liabilities	$(14,231,472)	$—	$(2,380)	$(14,233,852)
Total	$(14,231,472)	$—	$(2,380)	$(14,233,852)

(a)	The following is a reconciliation between the beginning and ending balances of derivative investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases/ Closing of options	Sales/ Writing of options	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2024
Other Financial Instruments
Written Option Contracts(1)	$(35)	$—	$1,419	$(1,371)	$—	$(13)	$(2)	$—	$(2)	$12
Total	$(35)	$—	$1,419	$(1,371)	$—	$(13)	$(2)	$—	$(2)	$12
(1)
At January 31, 2024, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund’s net assets applicable to common stockholders and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Schedule of Investments

January 31, 2024
Notes to Consolidated Schedule of Investments Next Generation Connectivity Fund Inc. (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by Neuberger Berman Next Generation Connectivity Fund Inc. (the "Fund") are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund's investments in equity securities, preferred stocks, and exchange-traded options written, for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Fund's investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit specific details, relevant listed bond and preferred stock prices and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs), when available.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Consolidated Schedule of Investments Next Generation Connectivity Fund Inc. (Unaudited)  (cont’d)

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund's Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time at which the Fund's share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
On February 25, 2022, to facilitate compliance with certain requirements necessary to maintain its status as a regulated investment company, the Fund formed NB A24 NBXG Blocker LLC (the "Blocker"), a Delaware limited liability company, to hold interests in certain private placements. The Blocker is a wholly owned subsidiary of the Fund and the Fund will remain its sole member.
As of January 31, 2024, the value of the Fund's investment in the Blocker was as follows:
Investment in Blocker	Percentage of Net Assets
$25,808,263	2.4%
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Consolidated Schedule of Investments Next Generation Connectivity Fund Inc. (Unaudited) (cont'd)
Legend

Other Abbreviations:
ADR	= American Depositary Receipt
Management	= Neuberger Berman Investment Advisers LLC
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.